RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]
Due from related parties

	June 30,
	2016	2017

China Techenergy	$22,579	$28,778
Shenhua Information	2,995	3,267
Heilongjiang Ruixing	1,071	1,049
Hollysys Machine	1,367	965
Hollycon	-	79
Shenzhen HollySys	-	2
Beijing IPE	-	2

	$28,012	$34,142

Schedule Of Amount Due To Related Parties [Table Text Block]	Due to related parties
	June 30,
	2016	2017

China Techenergy	$1,170	$1,117
Hollysys Machine	112	817
Shenhua Information	358	353
Electric Motor	5	11
Beijing IPE	-	2
Hollycon	-	1

	$1,645	$2,301

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2015	2016	2017

Hollysys Machine	$914	$555	$749
Electric Motor	50	354	29
Hollycon	-	-	8
Shenhua Information	368	-	-
China Techenergy	1	-	-

	$1,333	$909	$786

Sales of goods and integrated solutions to:

	Year ended June 30,
	2015	2016	2017

China Techenergy	$21,936	$3,657	$10,842
Shenhua Information	2,128	847	765
Hollysys Machine	512	235	167
Hollycon	-	-	108
Beijing IPE	-	-	7
Electric Motor	1	-	-

	$24,577	$4,739	$11,889

Operating lease income from:

	Year ended June 30,
	2015	2016	2017

Hollycon	-	-	602
Hollysys Machine	41	40	-

	$41	$40	$602

Purchases of intangible assets:

	Year ended June 30,
	2015	2016	2017

Hollysys Machine	$-	$-	$1,648